SUNAMERICA EQUITY FUNDS

SunAmerica Blue Chip Growth Fund

Supplement to the Prospectus

Dated January 27, 2006

In the section titled “Fund Management” under the heading “Blue Chip Growth Fund” the disclosure with respect to Frank Gannon of SunAmerica, is deleted and replaced in its entirety with the following:

“The Blue Chip Growth Fund is advised by SunAmerica. John Massey, Senior Vice-President at SunAmerica is the portfolio manager for the Blue Chip Growth Fund, and is primarily responsible for the day-to-day management of the fund. Prior to joining SunAmerica in February 2006 Mr. Massey was an Associate Director and member of the Large-Cap Growth Team at Bear Sterns Asset Management from 2001 to 2005. From 1998 to 2001 Mr. Massey was a senior analyst covering the healthcare industry with Standard and Poor’s Corporation. Prior to that, he held project finance and merchant banking positions at Marubeni America Corp. Mr. Massey received a B.A. in Economics from University of Southern California”

SUNAMERICA EQUITY FUNDS

SunAmerica Blue Chip Growth Fund

Supplement to the Statement of Additional Information

Dated January 27, 2006

Other Accounts Managed by the Portfolio Manager

The following table indicates the type (Registered Investment Company (“RIC”), Other Pooled Investments (“OPI”), and Other Accounts (“OA”), number of accounts, and total assets of the accounts which John Massey had day-to-day responsibilities as of February 15, 2006.

Name of Portfolio Manager	Type of Account	Number of Accounts	Total Assets Managed in Accounts
John Massey	RIC	3	$403,100,000
	OPI	None	N/A
	OA	None	N/A

Portfolio Manager Ownership of Fund Shares

The following table shows the dollar range of shares beneficially owned by each Portfolio Manager as of February 15, 2006.

Name of Portfolio Manager	Dollar Range of Equity Securities in each Fund managed by the named Portfolio Manager	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Managed by SunAmerica
John Massey	None	None

RE: March 3, 2006